Nature of Operations (Details Narrative) - USD ($)	3 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Nov. 30, 2021
Nature of Operations
Net loss	$ (880,972)	$ (924,566)
Accumulated deficit	(103,122,677)		$ (102,241,705)
Working capital deficiency	$ (9,149,327)		$ (10,080,713)